Goodwill	12 Months Ended
Feb. 28, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

7. GOODWILL

Changes in the carrying amount of goodwill for the years ended February 28, 2022 and 2023 consisted of the following:

	As of
	February 28, 2022	February 28, 2023
	RMB	RMB	USD
Balance at beginning of the year	36,967	—	—
Goodwill acquired during the year (Note 3)	5,340	—	—
Impairment losses	(42,307)	—	—
Balance at ending of the year	—	—	—

No impairment of goodwill was recorded for the years ended February 28, 2021 and 2023. For the year ended February 28, 2022, the Group recorded impairment for goodwill of RMB42,307 as the Group ceased offering K9 Academic AST services. As of February 28, 2022 and 2023, the goodwill and accumulated impairment loss was RMB157,476 (US$22,716).